SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SCHEDULE OF PRO FORMA CONDENSED BALANCE SHEET

	June 30,	Pro Forma	Note	As Adjusted June 30,
Stockholders’ equity:	2025	Adjustments	Reference	2025
Series A convertible preferred stock, $0.0001 par value per share; 6,300 shares designated; 6,300 shares issued and outstanding as of both June 30, 2025 and December 31, 2024	1	-		1
Series C convertible preferred stock, $0.0001 par value per share, 1,344 and 4,786 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	1	-		1
Common stock, $0.0001 par value per share, 1,000,000,000 shares authorized, 5,726,930 and 838,584 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	449	-		449
Additional paid-in capital	138,414,479	27,102,500	(1)	165,516,979
Accumulated deficit	(131,308,810)	-		(131,308,810)
Total stockholders’ equity	7,106,120	27,102,500	(1)	34,208,620